Segments	12 Months Ended
Dec. 31, 2023
Segments
Segments

15. Segments

Until the acquisition of the drybulk vessels in 2023, the Company reported financial information and evaluated its operations by total charter revenues. In 2023, for management purposes, the Company is organized based on operating revenues generated from container vessels and drybulk vessels and has two reporting segments: (1) a container vessels segment and (2) a drybulk vessels segment. The container vessels segment owns and operates container vessels which are primarily chartered on multi-year, fixed-rate time charter and bareboat charter agreements. The drybulk vessels segment owns and operates drybulk vessels to provide drybulk commodities transportation services.

15. Segments (Continued)

The Company’s chief operating decision maker monitors and assesses the performance of the container vessels segment and the drybulk vessels segment based on net income. Items included in the applicable segment’s net income are directly allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculations, their allocation is commensurate to the utilization of key resources. The Other segment includes components that are not allocated to any of the Company’s reportable segments and includes investments in an affiliate accounted for using the equity method accounting and investments in marketable securities.

The following table summarizes the Company’s selected financial information for the year ended December 31, 2023, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Other	Total
Operating revenues	$963,192	$10,391	—	$973,583
Voyage expenses	(33,913)	(7,097)	—	(41,010)
Vessel operating expenses	(159,084)	(3,033)	—	(162,117)
Depreciation	(128,097)	(1,190)	—	(129,287)
Amortization of deferred drydocking and special survey costs	(18,663)	—	—	(18,663)
Gain on sale of vessel	1,639	—	—	1,639
Interest income	12,096	37	—	12,133
Interest expenses	(20,463)	—	—	(20,463)
Equity loss on investment	—	—	(3,993)	(3,993)
Net Income/(loss)	$563,279	$(1,910)	$14,930	$576,299

	Container vessels	Drybulk vessels
	segment	segment	Other	Total
Total assets	$3,404,298	$170,539	$86,299	$3,661,136

For the years ended December 31, 2022 and 2021, net income from Container vessels segment was $588,447 thousand and $412,709 thousand, respectively, which excludes gain/(loss) on investments, dividend income, net of withholding taxes and equity income on investments of ($29,237) thousand and $640,132 thousand, respectively.